Financial Instruments - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Derivative Instruments, Gain (Loss)
Cost	$ 42,655	$ 42,196	[1]	$ 41,403	[1]
SG&A expense	19,366	19,680	[1]	20,869	[1]
Other (income) and expense	1,152	1,125	[1]	593	[1]
Interest expense	723	615		630
Cost of services
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	30
Cost of sales
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	8
Cost of financing
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(6)
SG&A expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(116)
Other (income) and expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(434)
Interest expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(6)
Services
Derivative Instruments, Gain (Loss)
Cost	34,059	33,811	[1]	33,792	[1]
Sales
Derivative Instruments, Gain (Loss)
Cost	7,464	7,175	[1]	6,566	[1]
Financing
Derivative Instruments, Gain (Loss)
Cost	$ 1,132	$ 1,210		$ 1,044

[1]	* Recast to reflect adoption of the FASB guidance on presentation of net periodic pension and nonpension postretirement benefit costs.